CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	€ (178,554)	€ (81,849)	€ (22,932)
Adjustments for non-cash items
Amortization of intangible assets	38	19	10
Depreciation of property, plant and equipment	2,128	474	425
Loss on disposal of fixed assets			11
Provisions for employee benefits	57	(18)	24
Expense recognized in respect of share-based payments	39,552	19,183	4,268
Fair value gains on financial assets at fair value through profit or loss	(1,096)
Adjustments for non-cash items	(137,875)	(62,191)	(18,195)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(22,965)	(44)	(122)
(Increase)/decrease in other current assets	(5,170)	(800)	(1,093)
Increase/(decrease) in trade and other payables	47,995	21,784	3,094
Increase/(decrease) in deferred revenue — current	62,106	(8,868)	(11,501)
Movements in non-current assets/liabilities
(Increase)/decrease in other non‑current assets	(5,560)	(1,720)	(94)
(Increase)/decrease in deferred revenue – non-current	200,533	(1,435)	(8,635)
Cash flows (used in)/from operating activities	139,064	(53,274)	(36,546)
Interest paid	(124)
Income taxes paid	(4,356)	(565)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	134,584	(53,839)	(36,546)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets	(40,143)	(62)	(6)
Purchase of property, plant and equipment	(1,604)	(622)	(345)
(Increase)/decrease in financial assets — current	(708,060)	(108,229)	(162,076)
Interest received	5,469	1,371	375
NET CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES	(744,338)	(107,542)	(162,052)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(1,353)
Proceeds from issue of new shares, gross amount	678,936	255,721	327,700
Issue costs paid	(22,999)	(14,655)	(23,015)
Exchange gain from currency conversion on proceeds from issue of new shares		1,354
Proceeds from exercise of stock options	4,775	2,251	679
NET CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES	659,359	244,671	305,365
NET INCREASE (DECREASE) IN CASH & CASH EQUIVALENTS	49,605	83,290	106,767
Cash and cash equivalents at the beginning of the period	281,040	190,867	89,897
Exchange gains/(losses) on cash & cash equivalents	637	6,883	(5,797)
Cash and cash equivalents at the end of the period	€ 331,282	€ 281,040	€ 190,867